Capital structure and financial items - Other non-cash items - Other Non-Cash Items (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reversals of non-cash income statement items
Interest income and interest expenses, net (note 4.8)	kr 34	kr 21	kr 13
Capital gain/(loss) on investments, net etc (note 4.8)	(163)	25	(16)
Result of associated company (note 4.8)	(12)	(14)	(24)
Share-based payment costs (note 5.1)	414	292	368
Income from the partial divestment of associated company	(122)	0	0
Changes in non-cash balance sheet items
Increase/(decrease) in provisions (note 3.6)	5,496	226	4,007
Increase/(decrease) in retirement benefit obligations (note 3.5)	(80)	(115)	265
Remeasurements of retirement benefit obligations (note 3.5)	87	103	(205)
Other adjustments
Exchange rate adjustments on working capital (note 4.5)	(6)	(1,375)	168
Other, primarily exchange rate adjustments	438	114	(358)
Total other non-cash items	kr 6,098	kr 2,027	kr 3,882